Related Party Transactions - Schedule of Accounts Payable Resulting from the Related Party Transactions (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Trade account payables	$ 11.9	$ 19.1
Vitol Group of Companies [Member]
Related Party Transaction [Line Items]
Trade account payables	0.1	0.1
VTTI Group of Companies [Member]
Related Party Transaction [Line Items]
Trade account payables	$ 11.8	$ 19.0